NYC Moda Inc.

547 N Yale Avenue

Villa Park IL 60181

October 12, 2011

United States

Securities and Exchange Commission

Washington, DC 20549

Re: NYC Moda Inc.’s - Registration Statement on Form S-1

Amendment No. 1

Filing No. 333-175483

Dear: John Reynolds

In response to your letter dated September 27, 2011, which included comments regarding our registration statement, we have prepared the following responses:

Form S-1/A, filed September 9, 2011

Risk Factors, page 9

Risk Associated with Our Business, page 9

Comment: 1

We note your disclosure on page 9 that you had cash of $8,959 as of July 31, 2011. Please revise to provide an amount that is consistent with the balance of cash disclosed in the July 31, 2011 balance sheet.

Response: We revised an amount of cash we have as of July 31, 2011 as follows:

As of July 31 2011, we had cash in the amount of $1,051 and liabilities of $0.

Comment: 2

We note your response to comment seven of our letter dated August 8, 2011 and the statement on page 13 that management “could take the funds…for their own use.” With a view to clarifying disclosure, please advise us whether the risk you describe involves potential misappropriation of corporate funds, and tell us what circumstances led you to identify any such risk of misappropriated funds.

Response: Upon further evaluation of the material risks, Risk Factor 11 has been revised for clarity and accuracy as follows:

11.   There is no minimum offering amount or no escrow account.  Offering proceeds shall be deposited directly into our operating account.  Because we are not making provisions for a refund to investors, you may lose your entire investment.

Even though our business plan is based upon the complete subscription of the common shares offered through this offering, the offering makes no provisions for refund to an investor.  We will utilize all amounts received from newly issued common stock purchased through this offering even if the amount obtained through this offering is not sufficient to enable us to go forward with our planned operations.  Any funds received from the sale of newly issued stock will be placed into our corporate bank account.  We do not intend to escrow any funds received through this offering.  Once funds are received as a result of a completed sale of common stock being issued by us, those funds will be placed into our corporate bank account and may be used at the discretion of management.

Comment: 3

We reissue comment eight of our letter dated August 8, 2011. Please revise to clarify that you will become a reporting company upon effectiveness of the registration statement, not, as you have disclosed, completion of the offering. The offering will last for up to one year, which would be the completion of the offering. The reporting obligation commences upon effectiveness of the registration statement under Section 15(d) of the Securities Exchange Act. Revise similar disclosure on page 34.

Response: We revised to clarify:

Upon effectiveness of the registration statement, we will become a reporting company and file annual, quarterly and current reports with the SEC. The offering will last for up to one year, which would be the completion of the offering. The reporting obligation commences upon effectiveness of the registration statement under Section 15(d) of the Securities Exchange Act.

Source and Use of Proceeds, page 16

Comment: 4

We note your revised disclosure to comment 13 of our letter dated August 8, 2011 and we reissue the comment. Please provide clear disclosure as to whether the proceeds from this offering will be sufficient to commence operating your business. In this regard, we note your disclosure on page 18 that Ms. Svinta agreed to loan the company $20,000 and that such loan may be used to “implement [y]our business plan.”

Response: We will commence our 12 month Plan of Operations immediately after we raise at least $20,000 from this offering. We believe proceeds from this offering will be sufficient to commence operating our business. If we did not raise $20,000 from this offering we may utilize funds from Ilona Svinta.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 18

Comment: 5

We note your response and your revised disclosure regarding comment 14 of our letter dated August 8, 2011. Please provide clear disclosure throughout the prospectus that Ms. Svinta has no obligation to provide such funding and provide sufficient disclosure regarding your business plan if you do not raise sufficient funds from this offering to implement your business plan and Ms. Svinta does not provide such funding.

Response: We provided disclosure throughout the prospectus:

Ms. Svinta has no obligation to advance or loan funds to the company.  If we do not raise sufficient funds from this offering to implement our business plan and Ms. Svinta does not provide such funding we will try to find another sources of funding and you may lose your investment if we are unsuccessful.

Comment: 6

We note your revised disclosure in response to comment 16 of our letter dated August 8,

2011. Please revise to clarify the estimated costs associated with each milestone. For instance, you state that in the “3rd – 4th month” you will spend $3,000 to buy inventory but then go on to disclose a minimum/maximum value of $1,500 to $12,000. Please clarify.

Response: We have revised to clarify the estimated costs associated with each milestone.

Results of Operations, page 21

Comment: 7

Please revise to update the financials presented in this section. In this regard we note you have included financials through July 31, 2011 in your registration statement.

Response: We have updated the information presented in this section.

Description of Business, page 24

General

Comment: 8

We note your revised disclosure regarding your “representatives”, “local partners” and “payment centers” in response to comments 19, 21 and 22 of our letter dated August 8,

2011. Please clarify your disclosure. For instance, please advise whether you use these terms and the term “vendors” interchangeably. If so, revise to clarify your disclosure. In addition, we note on page 26 that you “have not had any discussions with such representatives” but on page 27 you disclose that you “do not have [an] agreement with your vendors and overseas and local partners yet” which suggests you know who they are presently. Please reconcile your disclosure and address whether these partners, representatives, vendors and/or payment centers have been identified and if they have not, please revise your disclosure to address such relationships in the future tense rather than present.

Response: We have clarified disclosure as follows:

The terms “representatives”, “local partners” are the same and could be used interchangeably. Our representatives or local partners will work in overseas payment centers in India, Russia, Brazil and Argentina. Vendors are our suppliers of clothing inventory.

We have revised to clarify:

We have not yet identified our representative and vendors.

Directors, Executive Officers, Promoter and Control Persons, page 29

Comment: 9

We note your revised disclosure in response to comment 24 of our letter dated August 8,

2011. In particular, we note there is no disclosure regarding the period of time from 2010 to the present. Please revise to account for this apparent gap in employment. In addition, we note that the store was closed and ceased to operate. Please add risk factor disclosure regarding the unsuccessful prior business activities of Ms. Svinta in a similar business and reconcile with the disclosure in this section that Ms. Svinta has “knowledge and experience to keep her business running smoothly.” Lastly, as previously requested, please explain Ms. Svinta’s role in the business when she is located in Illinois and the business was located in Latvia.

Response: We have added the following disclosure:

From 2010 to present Ilona Svinta devoted her time to studying clothing distribution industry. She researched information in books and on internet. She also traveled to India and Russia to study clothing market there. travelled to India and Russia to study clothing market there. At the time when Ms. Svinta operated the clothing store she lived in Latvia.

We have deleted the statement that Ms. Svinta has “knowledge and experience to keep her business running smoothly”.

We have added the following risk factor:

Ms. Svinta has operated a clothing store previously. While the clothing store provided income to Ms. Svinta for approximately 5 years, in 2010 it was closed and ceased to operate. The main factors that caused this were increasing rental expenses and Ms. Svinta’s desire to pursue other business interests. We cannot guarantee with certainty that similar factors will not affect the business activities of NYC Moda Inc. in the near future which may also cause us to cease operations.

Certain Relationships and Related Transactions, page 31

Comment: 10

We note your revised disclosure in response to comment 27 of our letter dated August 8,

2011. Please revise to provide all disclosure required by Item 404(d) of Regulation S-K regarding the loan transaction with Ms. Svinta. In this regard, we note the absence of, among other details, the approximate dollar value of the loan and whether interest would be charged.

Response: Our sole officer and director has informally agreed to loan us funds up to $20,000 if we need them to pay for our reporting obligations and business expenses. Ms Svinta will not charge interest on this loan. She does not have a legal obligation to loan us these funds.

Report of Independent Registered Public Accounting Firm, page 39

Comment: 11

Contrary to your response to prior comment 30 in our letter dated August 8, 2011, the audit report has not been revised and still indicates that your location is in Henderson,

Nevada. Please revise.

Response: Auditor revised our location to Villa Park IL.

Financial Statements

Notes to Financial Statements, page 45

Comment: 12

Please revise to include an affirmative statement, if true, that your interim financial statements reflect all adjustments that, in the opinion of management, are necessary in order to make the financial statements not misleading. Refer to Instruction 2 to Rule 8-03 of Regulation S-X.

Response: We have revised :

Our interim  financial statements reflect all adjustments that, in the opinion of management, are necessary in order to make the financial statements not misleading.

Part II

Item 13. Other Expenses of Issuance and Distribution, page 50

Comment: 13

If the expenses disclosed in this table represent offering costs that will be charged against the costs of the offering, please explain to us why the aggregate amount of the accounting and auditor fees and expenses were considered to be direct and incremental to the offering. Refer to the guidance of SAB Topic 5.A.

Response: The expenses disclosed for the offering under Item 13 do not represent offering costs that will be charged against the proceeds of the offering. The Company is not escrowing proceeds and has no minimum offering, therefore all costs are being expensed as incurred

Please direct any further comments or questions you may have to the company's attorney Mrs. Jody M. Walker at:

Jody M. Walker

 Attorney At Law
7841 South Garfield Way

Centennial, CO 80122
            Phone 303-850-7637

    Fax 303-482-273

Thank you.

Sincerely,

/s/Ilona Svinta

ILONA SVINTA

October 12, 2011